Income taxes (Tables)	12 Months Ended
Oct. 31, 2022
Description of accounting policy for taxes other than income tax [text block]

	2022	2021	2020
Income (loss) before income taxes	$665,309	$(864,202)	(2,356,488)
Effective income tax rate (%)	27.25%	27.25%	27.25%
Expected income tax (recovery)	$181,297	$(235,495)	(642,143)
Loss related to entities taxed as partnerships	-	1,056	-
Temporary differences related to inventory valuation	448,108	(124,590)	(124,590)
Temporary differences related to start-up costs	(196,978)	(196,978)	(196,978)
Temporary differences related to Transaction costs	(3,025,523)	(2,217,730)	(1,927,848)
Non-deductible expenses	(134,292)	(42,264)	(248,392)
Permanent difference for income related to entities taxed as corporations	(42,043)	(369,512)	-
Permanent difference for income related to entities taxed as partnerships	-	(6,749)	-
Temporary differences related to cost of goods sold		-	-
Unrealized gain on biological assets		-	-
Share issuance costs		-	-
Losses and other deductions for which no benefit has been recognized	3,014,788	3,093,625	3,139,951
Income tax expense	$245,358	$150,543	-

Schedule of Deferred Taxes

Deferred Tax Assets	2022	2021
	$	$
Start-up costs	196,978	196,978
Inventory	524,195	(124,590)
Net operating loss carry-forwards	1,804,109	2,503,436
Share issuance costs	-	-
IFRS Adjustments	351,215	(209,847)
Amortization/Depreciation expenses	409,797	474,689
Transaction costs	843,738	965,356
Technology impairment	429,122	429,122
Debt restructure	125,953	125,953
Various derivative and unrealized gain/loss	341,503	432,457
Allowance for doubtful accounts	-	-
Gross deferred tax assets before tax not recognized	5,026,610	4,793,553
Deferred taxes not recognized	(5,026,610)	(4,793,553)
Net deferred tax assets	-	-